UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report

December 31, 2016

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Global High Yield Bond Fund for the twelve-month reporting period ended
December 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look
forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2017

II

Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended December 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product
(“GDP”)i growth was 0.8% and 1.4%, respectively. GDP growth for the third quarter of 2016 was 3.5%, the strongest reading in two years. The U.S. Department of Commerce’s initial reading for fourth quarter 2016 GDP growth — released after the reporting period ended — was 1.9%. The deceleration in growth reflected a downturn in exports, an acceleration in imports, a deceleration in personal consumption expenditures and a downturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on December 31, 2016, the unemployment rate was 4.7%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In December 2016, 24.2% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Turning to the global economy, in its January 2017 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”)ii said, “After a lackluster outturn in 2016, economic activity is projected to pick up pace in 2017 and 2018, especially in emerging market and developing economies. However, there is a wide dispersion of possible outcomes around the projections, given uncertainty surrounding the policy stance of the incoming U.S. administration and its global ramifications.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be
1.6%, versus 1.7% in 2016. Japan’s economy is expected to expand 0.8% in 2017, compared to 0.9% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iv increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after the December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December

Western Asset Global High Yield Bond Fund

III

Investment commentary (cont’d)

2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European
Union (“Brexit”), the Bank of England (“BoE”)vi lowered
rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to
-0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2017

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]
The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi
  The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii
  The People’s Bank of China (“PBoC”) is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

IV

Western Asset Global High Yield Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return. The Fund invests primarily in high-yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. Under normal market conditions, the Fund invests at least 80% of its assets in high-yield bonds. High-yield bonds are rated below investment grade (that is, securities rated below the Baa/BBB categories) or, if unrated, securities we determined to be of comparable credit quality and are commonly known as “junk” bonds. Under normal circumstances, the Fund will be invested in at least three countries, (one of which may be the U.S.). The Fund may invest without limit in foreign securities and may invest up to 35% of its assets in sovereign debt issued by emerging market governmental issuers. The Fund’s investments may be of any maturity or durationi.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What
were the overall market conditions during the Fund’s reporting period?

A. The global high-yield corporate bond market experienced
periods of volatility but generated extremely strong results over the twelve-month reporting period ended December 31, 2016. The year started out on a weak note for the high-yield market, partially due to concerns over moderating growth in
China, sharply falling crude oil prices and outflows from high-yield mutual funds. Liquidity in the marketplace was also thin as deal inventories were at or near all-time low levels. At the same time, a number of investment-grade corporate bonds
— largely in the Energy sector and Metals & Mining sub-sector were downgraded to below investment-grade (high-yield) status. High-yield bonds then started to rally in mid-February 2016 and their spreads narrowed during much of the remainder of the reporting period. This turnaround was triggered by a number of factors, including rising commodity prices, moderating defaults, continued economic growth, accommodative monetary policy from global central banks and robust demand from both U.S. and foreign investors looking for yield in the low interest rate environment.

Western Asset Global High Yield Bond Fund 2016 Annual Report

1

Fund overview (cont’d)

While there were occasional periods of weakness, such as after the
U.K.‘s referendum in June 2016 to leave the European Union (“Brexit”), immediately following the results of the U.S. elections in November 2016 and following the Federal Reserve Board’s (the “Fed”)ii December 2016 meeting, these proved to be only temporary setbacks. All told, the
Bloomberg Barclays Global High Yield Index (Hedged) (the “Index”)iii
returned 15.60% during the twelve-month ended December 31, 2016. Over the year, as measured by the Index, higher-rated BB-rated securities underperformed lower-rated CCC-rated bonds, as they returned 11.71% and 29.61%, respectively. Within the
Index for the year, the U.S. component gained 17.13%, whereas the European component (USD-hedged) and emerging market components returned 10.64% and 15.89%, respectively. For comparison purposes, the overall taxable bond market, as measured by the
Bloomberg Barclays U.S. Universal Indexiv, returned 3.91% for the twelve-month ended December 31, 2016.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund’s portfolio during the reporting period. We reduced the Fund’s overall risk exposure given the strong performance of the high-yield market and tighter spreads. This included paring our overweight to securities rated CCC. We also reduced the Fund’s underweight to BB-rated bonds, largely through the purchase of attractively valued new issues. Elsewhere, we opportunistically increased the Fund’s out-of-benchmark allocation to investment-grade corporate bonds. We also increased its duration as a hedge to its credit exposure in the event that spreads widened. From a regional perspective, we increased our emerging market high-yield exposure and pared our European high-yield allocation as we found more attractive opportunities in the former. In terms of sector positioning, we reduced our overweight to Consumer
Non-Cyclicals1, moving closer to a neutral position, and increased our overweight to the Energy sector given its improving fundamentals.

U.S. Treasury futures, which were used to help manage the
Fund’s duration and yield curvev positioning, contributed to performance.
Credit default swaps, which were used to manage credit exposure, detracted from results. The use of currency forwards, futures and options to hedge its non-U.S. dollar currency exposure, overall contributed to results.

Performance review

For
the twelve months ended December 31, 2016, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 15.74%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged),
returned 15.60% for the same period. The Lipper High Yield Funds Category Average2 returned 13.27% over the same time frame.

[1]
  Consumer Non-Cyclicals consists of the following industries: Consumer Products, Food/Beverage, Health Care, Pharmaceuticals, Supermarkets and Tobacco.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the twelve-month period ended December 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 681 funds in the Fund’s Lipper category, and excluding sales charges, if any.

2

Western Asset Global High Yield Bond Fund 2016 Annual Report

Performance Snapshot
as of December 31, 2016 (unaudited)

(excluding sales charges)

6 months

12 months

Western Asset Global High Yield Bond Fund:

Class A

6.89
%

15.74
%

Class C

6.52
%

14.75
%

Class C1[1]

6.76
%

15.09
%

Class I

7.05
%

15.87
%

Class IS

7.08
%

15.97
%

Bloomberg Barclays Global High Yield Index (Hedged)

6.28
%

15.60
%

Lipper High Yield Funds Category Average[2]

6.30
%

13.27
%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all
distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended December 31, 2016 for Class A, Class C, Class C1, Class I and Class IS shares were 5.40%, 4.95%, 5.16%, 5.95% and 5.99%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses
(unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.13%, 1.82%, 1.61%,
0.89% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was our quality biases. In particular, an overweight to securities rated CCC and an underweight to securities rated BB were rewarded, as lower quality bonds significantly outperformed their higher quality counterparts.

Security selection, overall, contributed to
results during the year. Examples of strong performers included our positions in Sprint, Oasis Petroleum and Chesapeake Energy. In each case their spreads narrowed meaningfully and they outperformed the benchmark.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended
December 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 695 funds for the six-month period and among the 681 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Global High Yield Bond Fund 2016 Annual Report

3

Fund overview (cont’d)

Our regional preferences were also rewarded overall. In particular, an overweight to
U.S. high-yield was beneficial as it was the strongest performing region during the year. An underweight to European high-yield was also positive as it lagged the benchmark.

From a sector perspective, our overweight to the Energy sector was the most beneficial for results. Our energy exposure is well diversified around the globe and our allocations to U.S. and emerging market energy companies added the most value during the year. An underweight to the Communications sector also contributed to performance given concerns over potential mergers and acquisitions activity.

Q. What were the leading detractors from performance?

A. The
largest detractor from the Fund’s relative performance during the reporting period was sector positioning. The Fund’s out-of-benchmark allocation to investment-grade corporate bonds, used as part of our macro strategy to temper the
Fund’s overall risk exposure, was negative for results as higher quality bonds lagged the superior returns of the benchmark. An underweight to Basic Industry1 was also a negative as this cyclical sector outperformed the benchmark. Overweights to Consumer Cyclicals2 and Consumer Non-Cyclicals were also headwinds for performance as they didn’t perform as well as commodity-related securities in the high-yield market.

The Fund’s portfolio used long duration as a hedge to its spread sector exposure. This position was not rewarded as rates moved sharply higher during the fourth quarter of 2016, especially after the November U.S. elections as investors anticipated upticks in economic growth and inflation. In our view, a long position in interest rates still provides valuable protection during periods of spread volatility.

While we added to the Fund’s exposure to emerging market
high-yield during the reporting period, having an overall underweight position versus the benchmark detracted from results.

Finally, while security
selection overall was beneficial for performance, several holdings detracted from results, including GenOn Energy, Halcon Resources and SPL Logistics.

Thank you for your investment in Western Asset Global High Yield Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

January 23, 2017

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely

[1]
Basic Industry consists of the following industries: Chemicals, Metals & Mining and Paper.

[2]
  Consumer Cyclicals consists of the following industries: Automotive, Entertainment, Gaming, Home Construction, Lodging, Retailers, Restaurants, Textiles and
other consumer services.

4

Western Asset Global High Yield Bond Fund 2016 Annual Report

payment of interest and principal. Foreign securities are subject to special risks including currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies

Portfolio holdings and
breakdowns are as of December 31, 2016 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 14 through 31 for a list and percentage breakdown of the
Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2016 were: Energy (17.8%), Consumer Discretionary (16.4%), Sovereign Bonds (12.5%),
Telecommunication Services (9.5%) and Materials (9.0%). The Fund’s portfolio composition is subject to change at any time.

All investments are
subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

iv

The Bloomberg Barclays U.S. Universal Index represents the union of the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate High Yield
Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”)
bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144-A securities are also included.

[v]
  The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Western Asset Global High Yield Bond Fund 2016 Annual Report

5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of December 31, 2016 and December 31, 2015 and does not include derivatives such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡
Represents less than 0.1%.

*
Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

6

Western Asset Global High Yield Bond Fund 2016 Annual Report

Fund expenses
(unaudited)

Example

As a shareholder of the Fund, you
may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2016 and held for the six months ended December 31, 2016.

Actual expenses

The table below titled
“Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled
“Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return Without Sales Charge[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class A

6.89
%

$
1,000.00

$
1,068.90

1.13
%

$
5.88

Class A

5.00
%

$
1,000.00

$
1,019.46

1.13
%

$
5.74

Class C

6.52

1,000.00

1,065.20

1.83

9.50

Class C

5.00

1,000.00

1,015.94

1.83

9.27

Class C1

6.76

1,000.00

1,067.60

1.62

8.42

Class C1

5.00

1,000.00

1,016.99

1.62

8.21

Class I

7.05

1,000.00

1,070.50

0.86

4.48

Class I

5.00

1,000.00

1,020.81

0.86

4.37

Class IS

7.08

1,000.00

1,070.80

0.79

4.11

Class IS

5.00

1,000.00

1,021.17

0.79

4.01

Western Asset Global High Yield Bond Fund 2016 Annual Report

7

Fund expenses (unaudited) (cont’d)

[1]
For the six months ended December 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

8

Western Asset Global High Yield Bond Fund 2016 Annual Report

Fund performance (unaudited)

Average annual total
returns

Without sales charges[1]

Class A

Class C

Class C1[3]

Class I

Class IS

Twelve Months Ended 12/31/16

15.74
%

14.75
%

15.09
%

15.87
%

15.97
%

Five Years Ended 12/31/16

6.04

N/A

5.53

6.31

N/A

Ten Years Ended 12/31/16

5.18

N/A

4.72

5.54

N/A

Inception* through 12/31/16

—

3.73

—

—

4.55

With sales charges[2]

Class A

Class C

Class C1[3]

Class I

Class IS

Twelve Months Ended 12/31/16

10.82
%

13.75
%

14.09
%

15.87
%

15.97
%

Five Years Ended 12/31/16

5.11

N/A

5.53

6.31

N/A

Ten Years Ended 12/31/16

4.73

N/A

4.72

5.54

N/A

Inception* through 12/31/16

—

3.73

—

—

4.55

Cumulative total returns

Without sales charges[1]

Class A (12/31/06 through 12/31/16)

65.74
%

Class C (Inception date of 8/1/12 through 12/31/16)

17.53

Class C1[3] (12/31/06 through 12/31/16)

58.63

Class I (12/31/06 through 12/31/16)

71.39

Class IS (Inception date of 8/31/12 through 12/31/16)

21.28

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

[3]
On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*
  Inception date for Class A, C, C1, I and IS shares are February 22, 1995,
August 1, 2012, February 22, 1995, February 22, 1995 and August 31, 2012, respectively.

Western Asset Global High Yield Bond Fund 2016 Annual Report

9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of Western Asset Global High Yield Bond Fund vs. Bloomberg Barclays Global High Yield Index (Hedged)† — December
2006 - December 2016

Value of $1,000,000 invested in

Class I Shares of Western Asset Global High Yield Bond Fund vs. Bloomberg Barclays Global High Yield Index (Hedged)† — December 2006 - December 2016

10

Western Asset Global High Yield Bond Fund 2016 Annual Report

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†
Hypothetical illustration of $10,000 invested in Class A and Class C1 shares and $1,000,000 invested in Class I shares of Western Asset Global High Yield Bond Fund on December
31, 2006, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2016.
On August 1, 2012, Class C shares were reclassified as Class C1 shares. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Bloomberg Barclays Global High Yield Index (Hedged). The Bloomberg
Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan
European Emerging Markets High-Yield Indices. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the
Fund’s other classes may be greater or less than the Class A, C1 and I shares’ performance indicated on these charts, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Global High Yield Bond Fund 2016 Annual Report

11

Spread duration (unaudited)

Economic exposure — December 31, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset-Backed Securities

Benchmark

— Bloomberg Barclays Global High Yield Index (Hedged)

EM

— Emerging Markets

HY

— High Yield

IG Credit

— Investment Grade Credit

MBS

— Mortgage-Backed Securities

WA GHY

— Western Asset Global High Yield Bond Fund

12

Western Asset Global High Yield Bond Fund 2016 Annual Report

Effective duration (unaudited)

Interest rate exposure — December 31, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the %
change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset-Backed Securities

Benchmark

— Bloomberg Barclays Global High Yield Index (Hedged)

EM

— Emerging Markets

HY

— High Yield

IG Credit

— Investment Grade Credit

MBS

— Mortgage-Backed Securities

WA GHY

— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2016 Annual Report

13

Schedule of investments

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Corporate Bonds & Notes — 76.6%

Consumer Discretionary — 15.6%

Auto Components — 0.9%

Adient Global Holdings Ltd., Senior Notes

4.875
%

8/15/26

1,140,000

$

1,120,050
(a)

IHO Verwaltungs GmbH, Senior Secured Bonds

4.125
%

9/15/21

360,000

364,500
(a)(b)

IHO Verwaltungs GmbH, Senior Secured Bonds

4.750
%

9/15/26

620,000

599,850
(a)(b)

ZF North America Capital Inc., Senior Notes

4.500
%

4/29/22

920,000

952,200
(a)

ZF North America Capital Inc., Senior Notes

4.750
%

4/29/25

200,000

204,250
(a)

Total Auto Components

3,240,850

Diversified Consumer Services — 0.9%

Cengage Learning Inc., Senior Notes

9.500
%

6/15/24

1,020,000

910,350
(a)

Co-operative Group Holdings 2011 Ltd., Senior Notes

6.875
%

7/8/20

100,000
GBP

140,023
(c)

Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes

9.250
%

5/15/23

1,140,000

1,244,025
(a)

Service Corp. International, Senior Notes

5.375
%

5/15/24

700,000

733,250

Total Diversified Consumer Services

3,027,648

Hotels, Restaurants & Leisure — 3.9%

1011778 BC ULC/New Red Finance Inc., Secured Notes

6.000
%

4/1/22

320,000

335,200
(a)

Bossier Casino Venture Holdco Inc., Senior Secured Bonds

14.000
%

2/9/18

1,495,452

1,495,452
(a)(b)(d)

Brinker International Inc., Senior Notes

5.000
%

10/1/24

1,430,000

1,430,000
(a)

Carrols Restaurant Group Inc., Secured Notes

8.000
%

5/1/22

990,000

1,071,675

GLP Capital LP/GLP Financing II Inc., Senior Notes

5.375
%

4/15/26

900,000

940,860

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes

6.750
%

11/15/21

1,400,000

1,421,000
(a)

Landry’s Inc., Senior Notes

6.750
%

10/15/24

790,000

803,825
(a)

Marstons Issuer PLC, Secured Bonds

5.641
%

7/15/35

882,000
GBP

986,112
(c)(e)

MGM Resorts International, Senior Notes

4.625
%

9/1/26

670,000

648,225

Mohegan Tribal Gaming Authority, Senior Notes

7.875
%

10/15/24

650,000

665,437
(a)

NCL Corp. Ltd., Senior Bonds

4.625
%

11/15/20

380,000

388,550
(a)

NCL Corp. Ltd., Senior Notes

4.750
%

12/15/21

980,000

981,842
(a)

Pizzaexpress Financing 2 PLC, Senior Secured Bonds

6.625
%

8/1/21

760,000
GBP

955,356
(c)

Pizzaexpress Financing 2 PLC, Senior Secured Bonds

6.625
%

8/1/21

140,000
GBP

175,987
(a)

Viking Cruises Ltd., Senior Notes

8.500
%

10/15/22

30,000

31,238
(a)

Viking Cruises Ltd., Senior Notes

6.250
%

5/15/25

1,290,000

1,206,150
(a)

Total Hotels, Restaurants & Leisure

13,536,909

Household Durables — 1.6%

CalAtlantic Group Inc., Senior Notes

5.250
%

6/1/26

600,000

586,500

Century Intermediate Holding Co. 2, Senior Notes

9.750
%

2/15/19

1,270,000

1,262,062
(a)(b)

Shea Homes LP/Shea Homes Funding Corp., Senior Notes

6.125
%

4/1/25

1,059,000

1,029,878
(a)

See Notes to Financial Statements.

14

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Household Durables — continued

William Lyon Homes Inc., Senior Notes

8.500
%

11/15/20

1,150,000

$

1,207,500

William Lyon Homes Inc., Senior Notes

7.000
%

8/15/22

160,000

166,400

Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes

6.750
%

12/15/21

1,380,000

1,338,600
(a)

Total Household Durables

5,590,940

Leisure Products — 0.3%

Gibson Brands Inc., Senior Secured Notes

8.875
%

8/1/18

1,050,000

976,500
(a)

Media — 5.4%

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes

5.750
%

2/15/26

310,000

321,625
(a)

  Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured
Notes

4.908
%

7/23/25

2,280,000

2,407,062

  Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured
Notes

6.484
%

10/23/45

640,000

742,472

DISH DBS Corp., Senior Notes

5.875
%

11/15/24

420,000

433,755

DISH DBS Corp., Senior Notes

7.750
%

7/1/26

590,000

666,700

Entertainment One Ltd., Senior Secured Bonds

6.875
%

12/15/22

350,000
GBP

471,239
(a)

iHeartCommunications Inc., Senior Notes

14.000
%

2/1/21

1,430,261

552,438
(b)

Lions Gate Entertainment Corp., Senior Notes

5.875
%

11/1/24

350,000

357,000
(a)

MDC Partners Inc., Senior Notes

6.500
%

5/1/24

1,030,000

932,150
(a)

SFR Group SA, Senior Secured Bonds

6.250
%

5/15/24

1,550,000

1,563,563
(a)

SFR Group SA, Senior Secured Notes

7.375
%

5/1/26

1,750,000

1,800,312
(a)

Univision Communications Inc., Senior Secured Notes

5.125
%

2/15/25

1,150,000

1,104,000
(a)

Viacom Inc., Senior Notes

3.450
%

10/4/26

2,000,000

1,852,152

Viacom Inc., Senior Notes

4.375
%

3/15/43

1,230,000

983,228

Virgin Media Finance PLC, Senior Notes

7.000
%

4/15/23

690,000
GBP

922,636
(a)

Virgin Media Finance PLC, Senior Notes

6.375
%

10/15/24

990,000
GBP

1,296,294
(a)

Ziggo Secured Finance BV, Senior Secured Notes

5.500
%

1/15/27

2,310,000

2,257,563
(a)

Total Media

18,664,189

Multiline Retail — 0.8%

Dollar Tree Inc., Senior Notes

5.750
%

3/1/23

1,970,000

2,095,725

Neiman Marcus Group Ltd. LLC, Senior Notes

8.000
%

10/15/21

650,000

485,875
(a)

Neiman Marcus Group Ltd. LLC, Senior Notes

8.750
%

10/15/21

320,000

228,000
(a)(b)

Total Multiline Retail

2,809,600

Specialty Retail — 1.3%

GameStop Corp., Senior Notes

5.500
%

10/1/19

240,000

246,600
(a)

GameStop Corp., Senior Notes

6.750
%

3/15/21

700,000

707,000
(a)

Guitar Center Inc., Senior Secured Bonds

6.500
%

4/15/19

1,710,000

1,560,375
(a)

L Brands Inc., Senior Notes

6.875
%

11/1/35

590,000

604,750

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

15

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Specialty Retail — continued

Sally Holdings LLC/Sally Capital Inc., Senior Notes

5.625
%

12/1/25

650,000

$

679,250

ServiceMaster Co., LLC, Senior Notes

5.125
%

11/15/24

860,000

875,050
(a)

Total Specialty Retail

4,673,025

Textiles, Apparel & Luxury Goods — 0.5%

Hanesbrands Inc., Senior Notes

4.625
%

5/15/24

180,000

175,500
(a)

Hanesbrands Inc., Senior Notes

4.875
%

5/15/26

650,000

638,625
(a)

Levi Strauss & Co., Senior Notes

5.000
%

5/1/25

1,040,000

1,045,200

Total Textiles, Apparel & Luxury Goods

1,859,325

Total Consumer Discretionary

54,378,986

Consumer Staples — 4.7%

Beverages — 0.6%

Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes

10.625
%

8/1/18

1,110,000

1,037,850
(a)

DS Services of America Inc., Secured Notes

10.000
%

9/1/21

870,000

958,087
(a)

Total Beverages

1,995,937

Food & Staples — 0.2%

FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes

5.625
%

8/15/26

620,000

623,100
(a)

Food & Staples Retailing — 0.3%

Beverages & More Inc., Senior Secured Notes

10.000
%

11/15/18

1,030,000

984,938
(a)

Food Products — 2.5%

AdvancePierre Foods Holdings Inc., Senior Notes

5.500
%

12/15/24

810,000

819,623
(a)

Boparan Finance PLC, Senior Secured Notes

5.500
%

7/15/21

830,000
GBP

1,003,713
(c)

Lamb Weston Holdings Inc., Senior Notes

4.625
%

11/1/24

1,150,000

1,155,750
(a)

Lamb Weston Holdings Inc., Senior Notes

4.875
%

11/1/26

670,000

664,556
(a)

Marfrig Holding Europe BV, Senior Notes

8.000
%

6/8/23

2,240,000

2,324,224
(a)

Pilgrim’s Pride Corp., Senior Notes

5.750
%

3/15/25

1,070,000

1,072,675
(a)

Post Holdings Inc., Senior Notes

5.000
%

8/15/26

780,000

748,800
(a)

Simmons Foods Inc., Secured Notes

7.875
%

10/1/21

1,050,000

1,084,125
(a)

Total Food Products

8,873,466

Household Products — 0.5%

Central Garden & Pet Co., Senior Notes

6.125
%

11/15/23

550,000

583,000

Spectrum Brands Inc., Senior Notes

5.750
%

7/15/25

1,240,000

1,292,700

Total Household Products

1,875,700

Tobacco — 0.6%

Alliance One International Inc., Secured Notes

9.875
%

7/15/21

1,870,000

1,610,537

Alliance One International Inc., Senior Secured Notes

8.500
%

4/15/21

370,000

376,475
(a)

Total Tobacco

1,987,012

Total Consumer Staples

16,340,153

See Notes to Financial Statements.

16

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Energy — 15.4%

Energy Equipment & Services — 0.5%

CGG, Senior Notes

6.500
%

6/1/21

870,000

$

404,550

CGG, Senior Notes

6.875
%

1/15/22

1,120,000

520,800

Ensco PLC, Senior Notes

4.700
%

3/15/21

110,000

106,361

Pride International Inc., Senior Notes

7.875
%

8/15/40

890,000

801,000

Total Energy Equipment & Services

1,832,711

Oil, Gas & Consumable Fuels — 14.9%

Berry Petroleum Co., Senior Notes

6.375
%

9/15/22

1,600,000

1,028,000
*(f)

Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes

6.125
%

11/15/22

660,000

663,300
(a)

Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes

11.500
%

1/15/21

370,000

424,575
(a)

Cheniere Corpus Christi Holdings LLC, Senior Notes

5.875
%

3/31/25

1,190,000

1,218,631
(a)

Chesapeake Energy Corp., Senior Notes

6.875
%

11/15/20

190,000

190,950

Chesapeake Energy Corp., Senior Notes

6.125
%

2/15/21

460,000

450,800

Chesapeake Energy Corp., Senior Notes

4.875
%

4/15/22

380,000

348,650

Chesapeake Energy Corp., Senior Notes

5.750
%

3/15/23

210,000

198,450

Chesapeake Energy Corp., Senior Notes

8.000
%

1/15/25

750,000

767,813
(a)

Continental Resources Inc., Senior Notes

4.900
%

6/1/44

1,260,000

1,083,600

DCP Midstream LLC, Senior Notes

6.750
%

9/15/37

460,000

466,900
(a)

Ecopetrol SA, Senior Notes

5.875
%

5/28/45

2,000,000

1,738,000

Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes

6.510
%

3/7/22

1,570,000

1,738,185
(a)

Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes

6.000
%

5/15/23

600,000

613,500

Globe Luxembourg SCA, Senior Secured Notes

9.625
%

5/1/18

1,900,000

1,885,750
(a)

Gulfport Energy Corp., Senior Notes

6.000
%

10/15/24

790,000

807,775
(a)

LUKOIL International Finance BV, Senior Notes

4.563
%

4/24/23

880,000

890,199
(a)

Magnum Hunter Resources Corp. Escrow

—

—

2,000,000

0
*(d)(g)

MEG Energy Corp., Senior Notes

6.500
%

3/15/21

200,000

186,000
(a)

MEG Energy Corp., Senior Notes

6.375
%

1/30/23

1,170,000

1,047,150
(a)

MEG Energy Corp., Senior Notes

7.000
%

3/31/24

730,000

664,300
(a)

Murray Energy Corp., Senior Secured Notes

11.250
%

4/15/21

140,000

109,200
(a)

NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes

7.500
%

11/1/23

790,000

819,625
(a)

NGPL PipeCo LLC, Senior Secured Notes

7.768
%

12/15/37

250,000

266,250
(a)

Pacific Exploration and Production Corp., Senior Secured Notes

10.000
%

11/2/21

1,000,000

1,132,500
(b)

Petrobras Global Finance BV, Senior Notes

4.375
%

5/20/23

2,750,000

2,409,550

Petrobras Global Finance BV, Senior Notes

6.875
%

1/20/40

4,370,000

3,772,184

Petrobras Global Finance BV, Senior Notes

6.750
%

1/27/41

1,710,000

1,444,950

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

17

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Oil, Gas & Consumable Fuels — continued

Petrobras Global Finance BV, Senior Notes

6.850
%

6/5/2115

2,450,000

$

1,996,750

Petroleos de Venezuela SA, Senior Bonds

6.000
%

5/16/24

4,600,000

1,782,500
(c)

Petroleos Mexicanos, Senior Notes

5.375
%

3/13/22

160,000

164,037
(a)

Petroleos Mexicanos, Senior Notes

6.500
%

3/13/27

540,000

557,685
(a)

Petroleos Mexicanos, Senior Notes

6.500
%

6/2/41

1,750,000

1,647,712

PT Pertamina Persero, Senior Notes

5.250
%

5/23/21

1,600,000

1,687,656
(c)

QEP Resources Inc., Senior Notes

5.250
%

5/1/23

950,000

957,125

Rockies Express Pipeline LLC, Senior Notes

5.625
%

4/15/20

540,000

571,050
(a)

Rockies Express Pipeline LLC, Senior Notes

7.500
%

7/15/38

170,000

175,100
(a)

Rockies Express Pipeline LLC, Senior Notes

6.875
%

4/15/40

520,000

520,000
(a)

RSP Permian Inc., Senior Notes

5.250
%

1/15/25

1,430,000

1,440,725
(a)

Sabine Pass Liquefaction LLC, Senior Secured Notes

5.750
%

5/15/24

400,000

431,000

Sabine Pass Liquefaction LLC, Senior Secured Notes

5.000
%

3/15/27

270,000

273,375
(a)

Sanchez Energy Corp., Senior Notes

7.750
%

6/15/21

1,310,000

1,339,475

Sanchez Energy Corp., Senior Notes

6.125
%

1/15/23

30,000

28,650

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes

7.500
%

7/1/21

740,000

780,700

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes

6.375
%

8/1/22

537,000

558,480

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes

5.125
%

2/1/25

250,000

249,063
(a)

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes

5.375
%

2/1/27

270,000

268,650
(a)

Tesoro Corp., Senior Notes

4.750
%

12/15/23

540,000

544,725
(a)

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes

6.125
%

10/15/21

110,000

115,775

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes

6.375
%

5/1/24

320,000

344,000

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes

5.250
%

1/15/25

550,000

563,750

Ultrapar International SA, Senior Notes

5.250
%

10/6/26

1,020,000

1,004,598
(a)

Whiting Petroleum Corp., Senior Notes

5.750
%

3/15/21

1,420,000

1,421,193

Williams Cos. Inc., Debentures

7.500
%

1/15/31

790,000

894,675

Williams Cos. Inc., Senior Notes

3.700
%

1/15/23

430,000

417,100

Williams Cos. Inc., Senior Notes

4.550
%

6/24/24

430,000

428,925

Williams Cos. Inc., Senior Notes

5.750
%

6/24/44

490,000

477,750

WPX Energy Inc., Senior Notes

6.000
%

1/15/22

350,000

360,500

WPX Energy Inc., Senior Notes

8.250
%

8/1/23

580,000

651,050

YPF Sociedad Anonima, Senior Notes

8.500
%

3/23/21

520,000

559,052
(a)

YPF Sociedad Anonima, Senior Notes

8.500
%

7/28/25

2,000,000

2,033,000
(a)

Total Oil, Gas & Consumable Fuels

51,612,613

Total Energy

53,445,324

See Notes to Financial Statements.

18

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Financials — 5.7%

Banks — 3.2%

Bank of America Corp., Junior Subordinated Notes

6.500
%

10/23/24

630,000

$

659,138
(e)(h)

Barclays Bank PLC, Subordinated Notes

7.625
%

11/21/22

1,050,000

1,154,344

CIT Group Inc., Senior Notes

5.000
%

8/15/22

1,070,000

1,118,150

CIT Group Inc., Senior Notes

5.000
%

8/1/23

460,000

476,100

Citigroup Inc., Junior Subordinated Bonds

6.300
%

5/15/24

150,000

148,913
(e)(h)

Citigroup Inc., Junior Subordinated Bonds

5.950
%

5/15/25

420,000

415,359
(e)(h)

Credit Agricole SA, Junior Subordinated Notes

8.125
%

12/23/25

780,000

823,859
(a)(e)(h)

JPMorgan Chase & Co., Junior Subordinated Bonds

6.000
%

8/1/23

1,000,000

1,006,250
(e)(h)

Royal Bank of Scotland Group PLC, Junior Subordinated Notes

8.625
%

8/15/21

570,000

582,825
(e)(h)

Royal Bank of Scotland Group PLC, Subordinated Notes

6.000
%

12/19/23

700,000

728,123

Royal Bank of Scotland NV, Subordinated Bonds

7.750
%

5/15/23

510,000

570,573

Santander UK Group Holdings PLC, Junior Subordinated Bonds

7.375
%

6/24/22

640,000
GBP

793,823
(c)(e)(h)

Sberbank of Russia Via SB Capital SA, Subordinated Notes

5.500
%

2/26/24

2,510,000

2,557,062
(c)(e)

Total Banks

11,034,519

Capital Markets — 0.2%

Donnelley Financial Solutions Inc., Senior Notes

8.250
%

10/15/24

820,000

836,400
(a)

Consumer Finance — 0.6%

Navient Corp., Medium-Term Notes, Senior Notes

8.000
%

3/25/20

660,000

733,854

Navient Corp., Senior Notes

5.875
%

10/25/24

720,000

687,600

TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes

8.500
%

9/15/18

910,000

798,525
(a)

Total Consumer Finance

2,219,979

Diversified Financial Services — 1.2%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds

4.625
%

7/1/22

1,050,000

1,084,125

Garfunkelux Holdco 3 SA, Senior Secured Notes

7.500
%

8/1/22

910,000
EUR

1,005,807
(c)

International Lease Finance Corp., Senior Notes

8.625
%

1/15/22

900,000

1,083,375

International Lease Finance Corp., Senior Notes

5.875
%

8/15/22

290,000

315,375

Nationwide Building Society, Junior Subordinated Notes

6.875
%

6/20/19

540,000
GBP

670,801
(c)(e)(h)

Total Diversified Financial Services

4,159,483

Insurance — 0.5%

Fidelity & Guaranty Life Holdings Inc., Senior Notes

6.375
%

4/1/21

600,000

600,000
(a)

Galaxy Bidco Ltd., Senior Secured Notes

6.375
%

11/15/20

350,000
GBP

445,359
(c)

Genworth Holdings Inc., Senior Notes

4.900
%

8/15/23

820,000

680,600

Total Insurance

1,725,959

Total Financials

19,976,340

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

19

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Health Care — 4.5%

Biotechnology — 0.2%

AMAG Pharmaceuticals Inc., Senior Notes

7.875
%

9/1/23

660,000

$

663,300
(a)

Health Care Equipment & Supplies — 0.2%

Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes

7.875
%

2/15/21

680,000

739,500
(a)

Health Care Providers & Services — 3.4%

BioScrip Inc., Senior Notes

8.875
%

2/15/21

280,000

211,400

Centene Corp., Senior Notes

4.750
%

5/15/22

1,020,000

1,035,300

Centene Corp., Senior Notes

6.125
%

2/15/24

190,000

200,688

Centene Corp., Senior Notes

4.750
%

1/15/25

690,000

675,337

DaVita Inc., Senior Notes

5.750
%

8/15/22

710,000

744,612

DaVita Inc., Senior Notes

5.125
%

7/15/24

650,000

649,594

DaVita Inc., Senior Notes

5.000
%

5/1/25

1,380,000

1,361,025

Fresenius Medical Care U.S. Finance II Inc., Senior Notes

4.750
%

10/15/24

1,630,000

1,654,450
(a)

HCA Inc., Senior Bonds

5.375
%

2/1/25

250,000

250,938

HCA Inc., Senior Notes

7.500
%

2/15/22

300,000

341,250

HCA Inc., Senior Notes

5.875
%

2/15/26

360,000

371,700

HCA Inc., Senior Secured Notes

5.250
%

4/15/25

140,000

146,475

HCA Inc., Senior Secured Notes

5.250
%

6/15/26

620,000

642,475

IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes

8.375
%

5/15/19

800,000

700,000

Synlab Bondco PLC, Senior Secured Notes

6.250
%

7/1/22

220,000
EUR

253,583
(a)

Synlab Unsecured Bondco PLC, Senior Bonds

8.250
%

7/1/23

480,000
EUR

552,010
(c)

Tenet Healthcare Corp., Secured Notes

7.500
%

1/1/22

480,000

501,600
(a)

Tenet Healthcare Corp., Senior Notes

8.125
%

4/1/22

350,000

331,975

Tenet Healthcare Corp., Senior Notes

6.750
%

6/15/23

570,000

504,450

Universal Hospital Services Inc., Secured Notes

7.625
%

8/15/20

770,000

766,150

Total Health Care Providers & Services

11,895,012

Pharmaceuticals — 0.7%

Valeant Pharmaceuticals International Inc., Senior Notes

7.000
%

10/1/20

300,000

260,063
(a)

Valeant Pharmaceuticals International Inc., Senior Notes

7.250
%

7/15/22

1,040,000

855,400
(a)

Valeant Pharmaceuticals International Inc., Senior Notes

5.500
%

3/1/23

1,080,000

815,400
(a)

Valeant Pharmaceuticals International Inc., Senior Notes

5.875
%

5/15/23

370,000

281,200
(a)

Valeant Pharmaceuticals International Inc., Senior Notes

6.125
%

4/15/25

210,000

158,550
(a)

Total Pharmaceuticals

2,370,613

Total Health Care

15,668,425

Industrials — 7.3%

Aerospace & Defense — 0.8%

CBC Ammo LLC/CBC FinCo Inc., Senior Notes

7.250
%

11/15/21

1,780,000

1,757,750
(a)

LMI Aerospace Inc., Secured Notes

7.375
%

7/15/19

1,170,000

1,172,925

Total Aerospace & Defense

2,930,675

See Notes to Financial Statements.

20

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Airlines — 0.3%

America West Airlines, Pass-Through Certificates, Secured Notes

7.100
%

4/2/21

568,314

$

613,069

American Airlines, Pass-Through Trust, Secured Bonds

5.625
%

1/15/21

506,400

524,757
(a)

Total Airlines

1,137,826

Building Products — 0.2%

Standard Industries Inc., Senior Notes

5.125
%

2/15/21

240,000

251,400
(a)

Standard Industries Inc., Senior Notes

5.500
%

2/15/23

350,000

364,035
(a)

Total Building Products

615,435

Commercial Services & Supplies — 2.2%

ACCO Brands Corp., Senior Notes

5.250
%

12/15/24

610,000

615,722
(a)

ADT Corp., Senior Secured Notes

6.250
%

10/15/21

460,000

501,400

Garda World Security Corp., Senior Notes

7.250
%

11/15/21

420,000

392,700
(a)

GFL Environmental Inc., Senior Notes

9.875
%

2/1/21

650,000

718,250
(a)

Paprec Holding, Senior Secured Bonds

5.250
%

4/1/22

200,000
EUR

223,903
(a)

Paprec Holding, Subordinated Bonds

7.375
%

4/1/23

180,000
EUR

196,241
(a)

Ritchie Bros. Auctioneers Inc., Senior Notes

5.375
%

1/15/25

600,000

613,500
(a)

United Rentals North America Inc., Senior Notes

5.750
%

11/15/24

2,000,000

2,110,000

United Rentals North America Inc., Senior Notes

5.500
%

5/15/27

680,000

675,750

West Corp., Senior Notes

5.375
%

7/15/22

1,820,000

1,765,400
(a)

Total Commercial Services & Supplies

7,812,866

Construction & Engineering — 0.4%

Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes

8.875
%

4/15/19

1,111,791

1,017,289
(a)(b)

Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes

8.250
%

10/15/18

370,000

366,300
(a)

Total Construction & Engineering

1,383,589

Electrical Equipment — 0.2%

NES Rentals Holdings Inc., Senior Secured Notes

7.875
%

5/1/18

620,000

620,000
(a)

Engineering & Construction — 0.2%

Novafives SAS, Senior Secured Notes

4.500
%

6/30/21

530,000
EUR

516,062
(a)

Machinery — 0.7%

Allison Transmission Inc., Senior Bonds

5.000
%

10/1/24

1,760,000

1,782,000
(a)

CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes

8.250
%

12/15/19

850,000

737,375
(a)

Total Machinery

2,519,375

Marine — 0.5%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes

8.125
%

11/15/21

1,730,000

1,479,150
(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

21

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Marine — continued

Ultrapetrol Bahamas Ltd., Senior Secured Notes

8.875
%

6/15/21

1,250,000

$

243,750
*(f)

Total Marine

1,722,900

Road & Rail — 0.5%

Flexi-Van Leasing Inc., Senior Notes

7.875
%

8/15/18

1,260,000

1,152,900
(a)

Florida East Coast Holdings Corp., Senior Secured Notes

6.750
%

5/1/19

430,000

446,125
(a)

Total Road & Rail

1,599,025

Trading Companies & Distributors — 0.8%

Ashtead Capital Inc., Secured Notes

5.625
%

10/1/24

1,160,000

1,220,900
(a)

H&E Equipment Services Inc., Senior Notes

7.000
%

9/1/22

1,530,000

1,617,975

Total Trading Companies & Distributors

2,838,875

Transportation — 0.5%

Mexico City Airport Trust, Senior Secured Notes

4.250
%

10/31/26

880,000

864,600
(a)

Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes

10.000
%

2/15/18

1,103,312

733,702
(a)(b)

Total Transportation

1,598,302

Total Industrials

25,294,930

Information Technology — 1.0%

  Electronic Equipment, Instruments & Components —
0.1%

Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes

9.250
%

1/15/18

240,000

239,700

Internet Software & Services — 0.1%

Match Group Inc., Senior Notes

6.375
%

6/1/24

460,000

487,025

IT Services — 0.5%

Compiler Finance Subordinated Inc., Senior Notes

7.000
%

5/1/21

210,000

97,650
(a)

First Data Corp., Senior Secured Notes

5.000
%

1/15/24

1,700,000

1,715,419
(a)

Total IT Services

1,813,069

  Technology Hardware, Storage & Peripherals —
0.3%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes

5.875
%

6/15/21

500,000

532,148
(a)

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes

7.125
%

6/15/24

490,000

544,293
(a)

Total Technology Hardware, Storage & Peripherals

1,076,441

Total Information Technology

3,616,235

Materials — 9.0%

Chemicals — 1.5%

Axalta Coating Systems LLC, Senior Notes

4.875
%

8/15/24

660,000

661,650
(a)

Braskem America Finance Co., Senior Notes

7.125
%

7/22/41

1,440,000

1,458,000
(c)

Eco Services Operations LLC/Eco Finance Corp., Senior Notes

8.500
%

11/1/22

370,000

394,975
(a)

See Notes to Financial Statements.

22

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Chemicals — continued

HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes

10.500
%

9/15/18

441,301

$

421,442
(a)(b)

Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes

8.375
%

12/1/22

770,000

779,625
(a)

PQ Corp., Senior Secured Notes

6.750
%

11/15/22

230,000

246,675
(a)

Scotts Miracle-Gro Co., Senior Notes

5.250
%

12/15/26

370,000

370,925
(a)

Valvoline Inc., Senior Notes

5.500
%

7/15/24

700,000

726,250
(a)

Total Chemicals

5,059,542

Construction Materials — 1.4%

Cemex SAB de CV, Senior Secured Notes

5.700
%

1/11/25

1,550,000

1,565,500
(a)

Cimpor Financial Operations BV, Senior Notes

5.750
%

7/17/24

1,100,000

921,360
(a)

Eagle Materials Inc., Senior Notes

4.500
%

8/1/26

680,000

681,700

Hardwoods Acquisition Inc., Senior Secured Notes

7.500
%

8/1/21

670,000

569,500
(a)

NWH Escrow Corp., Senior Secured Notes

7.500
%

8/1/21

280,000

236,600
(a)

U.S. Concrete Inc., Senior Notes

6.375
%

6/1/24

840,000

890,400

Total Construction Materials

4,865,060

Containers & Packaging — 0.9%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes

6.750
%

1/31/21

400,000

414,000
(a)

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes

7.250
%

5/15/24

280,000

296,100
(a)

BWAY Holding Co., Senior Notes

9.125
%

8/15/21

760,000

805,600
(a)

Pactiv LLC, Senior Bonds

8.375
%

4/15/27

1,230,000

1,349,925

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes

7.000
%

7/15/24

320,000

340,800
(a)

Total Containers & Packaging

3,206,425

Metals & Mining — 5.2%

Alcoa Nederland Holding BV, Senior Notes

6.750
%

9/30/24

460,000

500,250
(a)

Alcoa Nederland Holding BV, Senior Notes

7.000
%

9/30/26

1,070,000

1,174,325
(a)

Anglo American Capital PLC, Senior Notes

3.625
%

5/14/20

780,000

792,636
(a)

Anglo American Capital PLC, Senior Notes

4.125
%

4/15/21

440,000

449,900
(a)

Anglo American Capital PLC, Senior Notes

4.125
%

9/27/22

460,000

465,755
(a)

Anglo American Capital PLC, Senior Notes

4.875
%

5/14/25

820,000

835,375
(a)

ArcelorMittal SA, Senior Bonds

6.125
%

6/1/25

530,000

583,000

Coeur Mining Inc., Senior Notes

7.875
%

2/1/21

493,000

513,952

Freeport-McMoRan Inc., Senior Notes

6.125
%

6/15/19

280,000

287,700
(a)

Freeport-McMoRan Inc., Senior Notes

6.625
%

5/1/21

480,000

490,800
(a)

Freeport-McMoRan Inc., Senior Notes

3.550
%

3/1/22

340,000

317,900

Freeport-McMoRan Inc., Senior Notes

6.875
%

2/15/23

1,380,000

1,455,900
(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

23

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Metals & Mining — continued

Freeport-McMoRan Inc., Senior Notes

3.875
%

3/15/23

360,000

$

332,100

Freeport-McMoRan Inc., Senior Notes

5.450
%

3/15/43

500,000

416,260

HudBay Minerals Inc., Senior Notes

7.250
%

1/15/23

460,000

477,250
(a)

HudBay Minerals Inc., Senior Notes

7.625
%

1/15/25

1,080,000

1,125,230
(a)

Midwest Vanadium Pty Ltd., Senior Secured Notes

11.500
%

2/15/18

1,162,540

23,251
*(a)(f)

Mirabela Nickel Ltd., Subordinated Notes

1.000
%

9/10/44

1,937

0
(a)(d)(g)

MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes

6.625
%

10/14/22

1,530,000

1,709,010
(c)

Novelis Corp., Senior Notes

5.875
%

9/30/26

620,000

627,750
(a)

Southern Copper Corp., Senior Notes

5.250
%

11/8/42

920,000

847,459

Steel Dynamics Inc., Senior Notes

5.000
%

12/15/26

454,000

453,433
(a)

Teck Resources Ltd., Senior Notes

3.000
%

3/1/19

90,000

90,450

Teck Resources Ltd., Senior Notes

8.000
%

6/1/21

1,070,000

1,179,675
(a)

Vale SA, Senior Notes

5.625
%

9/11/42

3,330,000

2,963,700

Total Metals & Mining

18,113,061

Total Materials

31,244,088

Real Estate — 2.1%

Equity Real Estate Investment Trusts (REITs) — 0.9%

CoreCivic Inc., Senior Notes

4.125
%

4/1/20

120,000

120,300

CoreCivic Inc., Senior Notes

5.000
%

10/15/22

580,000

581,450

CoreCivic Inc., Senior Notes

4.625
%

5/1/23

170,000

168,300

GEO Group Inc., Senior Notes

6.000
%

4/15/26

760,000

750,500

Iron Mountain Inc., Senior Notes

6.000
%

10/1/20

930,000

983,475
(a)

MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes

4.500
%

9/1/26

700,000

675,500
(a)

Total Equity Real Estate Investment Trusts (REITs)

3,279,525

Real Estate Management & Development — 1.2%

Caesars Entertainment Resort Properties LLC, Senior Secured Notes

8.000
%

10/1/20

1,380,000

1,452,450

Country Garden Holdings Co., Ltd., Senior Bonds

7.250
%

4/4/21

770,000

810,651
(c)

Greystar Real Estate Partners LLC, Senior Secured Notes

8.250
%

12/1/22

1,070,000

1,163,625
(a)

Tesco Property Finance 6 PLC, Senior Secured Notes

5.411
%

7/13/44

541,930
GBP

622,556
(c)

Total Real Estate Management & Development

4,049,282

Total Real Estate

7,328,807

Telecommunication Services — 9.5%

Diversified Telecommunication Services — 4.9%

CenturyLink Inc., Senior Notes

6.450
%

6/15/21

390,000

412,425

CenturyLink Inc., Senior Notes

6.750
%

12/1/23

480,000

492,600

See Notes to Financial Statements.

24

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Diversified Telecommunication Services — continued

Cogent Communications Group Inc., Senior Secured Notes

5.375
%

3/1/22

1,580,000

$

1,639,250
(a)

Frontier Communications Corp., Senior Notes

11.000
%

9/15/25

770,000

797,913

Intelsat Jackson Holdings SA, Senior Notes

7.500
%

4/1/21

1,090,000

836,575

Intelsat Jackson Holdings SA, Senior Secured Notes

8.000
%

2/15/24

1,010,000

1,042,825
(a)

Level 3 Financing Inc., Senior Notes

5.250
%

3/15/26

510,000

506,175
(a)

Oi Brasil Holdings Cooperatief U.A., Senior Notes

5.750
%

2/10/22

2,850,000

919,125
*(c)(f)

Oi Brasil Holdings Cooperatief U.A., Senior Notes

5.750
%

2/10/22

1,570,000

506,325
*(a)(f)

Telecom Italia Capital SA, Senior Notes

7.200
%

7/18/36

120,000

118,889

Telecom Italia SpA, Senior Notes

5.303
%

5/30/24

5,330,000

5,230,062
(a)

Telemar Norte Leste SA, Senior Notes

5.500
%

10/23/20

350,000

112,000
*(c)(f)

UPCB Finance IV Ltd., Senior Secured Notes

5.375
%

1/15/25

2,060,000

2,085,750
(a)

Windstream Services LLC, Senior Notes

7.750
%

10/15/20

200,000

206,600

Windstream Services LLC, Senior Notes

7.500
%

6/1/22

1,510,000

1,487,350

Windstream Services LLC, Senior Notes

7.500
%

4/1/23

580,000

561,150

Total Diversified Telecommunication Services

16,955,014

Wireless Telecommunication Services — 4.6%

Altice Financing SA, Senior Secured Notes

6.625
%

2/15/23

940,000

968,200
(a)

CSC Holdings LLC, Senior Notes

6.625
%

10/15/25

2,200,000

2,409,000
(a)

Digicel Ltd., Senior Notes

6.750
%

3/1/23

690,000

625,575
(c)

Sprint Capital Corp., Senior Notes

6.875
%

11/15/28

1,280,000

1,267,200

Sprint Capital Corp., Senior Notes

8.750
%

3/15/32

1,020,000

1,124,550

Sprint Communications Inc., Senior Notes

11.500
%

11/15/21

1,225,000

1,509,812

Sprint Corp., Senior Notes

7.875
%

9/15/23

3,240,000

3,466,800

Sprint Corp., Senior Notes

7.625
%

2/15/25

1,070,000

1,127,512

T-Mobile USA Inc., Senior Notes

6.000
%

4/15/24

740,000

781,625

VimpelCom Holdings BV, Senior Notes

7.504
%

3/1/22

2,590,000

2,884,742
(a)

Total Wireless Telecommunication Services

16,165,016

Total Telecommunication Services

33,120,030

Utilities — 1.8%

Electric Utilities — 1.1%

NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds

9.681
%

7/2/26

1,397,000

902,811

PT Perusahaan Listrik Negara, Senior Notes

5.250
%

10/24/42

1,690,000

1,499,875
(c)

Viridian Group FundCo II Ltd., Senior Secured Notes

7.500
%

3/1/20

1,300,000
EUR

1,465,947
(a)

Total Electric Utilities

3,868,633

  Independent Power and Renewable Electricity Producers —
0.7%

AES Corp., Senior Notes

4.875
%

5/15/23

1,030,000

1,022,481

Calpine Corp., Senior Notes

5.250
%

6/1/26

580,000

574,200
(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

25

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

  Independent Power and Renewable Electricity Producers —
continued

Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds

10.060
%

12/30/28

974,294

$

831,804

  Total Independent Power and Renewable Electricity
Producers

2,428,485

Total Utilities

6,297,118

Total Corporate Bonds & Notes (Cost — $265,993,822)

266,710,436

Collateralized Mortgage Obligations — 0.4%

Commercial Mortgage Trust, 2015-LC21 E

3.250
%

7/10/48

900,000

476,712
(a)

JPMBB Commercial Mortgage Securities Trust, 2015-C31 E

4.618
%

8/15/48

700,000

443,782
(a)(e)

Wells Fargo Commercial Mortgage Trust, 2015-C28 E

3.000
%

5/15/48

800,000

435,749
(a)

Total Collateralized Mortgage Obligations (Cost — $1,591,637)

1,356,243

Convertible Bonds & Notes — 0.1%

Consumer Discretionary — 0.1%

Media — 0.1%

DISH Network Corp., Senior Notes

3.375
%

8/15/26

218,000

249,201
(a)

Information Technology — 0.0%

Communications Equipment — 0.0%

Finisar Corp., Senior Notes

0.500
%

12/15/36

210,000

212,231
(a)

Materials — 0.0%

Metals & Mining — 0.0%

Mirabela Nickel Ltd., Senior Secured Bonds

9.500
%

6/24/19

635,696

57,213
(a)

Total Convertible Bonds & Notes (Cost — $1,063,696)

518,645

Senior Loans — 1.7%

Consumer Discretionary — 0.4%

Specialty Retail — 0.2%

Spencer Gifts LLC, Second Lien Term Loan

9.250
%

6/29/22

890,000

736,475
(i)(j)

Textiles, Apparel & Luxury Goods — 0.2%

TOMS Shoes LLC, Term Loan B

6.500
%

10/28/20

707,400

523,476
(i)(j)

Total Consumer Discretionary

1,259,951

Energy — 0.5%

Energy Equipment & Services — 0.3%

Hercules Offshore Inc. (wind-down lender claim)

—

—

931,378

915,358
(d)

Oil, Gas & Consumable Fuels — 0.2%

Chesapeake Energy Corp., Term Loan

8.500
%

8/23/21

560,000

611,567
(i)(j)

Magnum Hunter Resources Inc., Exit Term Loan

8.000
%

5/6/19

187,517

188,454
(i)(j)

Total Oil, Gas & Consumable Fuels

800,021

Total Energy

1,715,379

See Notes to Financial Statements.

26

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Financials — 0.2%

Diversified Financial Services — 0.2%

Boats Invest Netherlands, EUR Term Loan

11.000
%

3/31/17

3,225,931
EUR

$

809,044
(i)(j)

Health Care — 0.3%

Health Care Equipment & Supplies — 0.1%

Lantheus Medical Imaging Inc., Term Loan

7.000
%

6/30/22

395,488

395,736
(i)(j)

Health Care Providers & Services — 0.2%

Radnet Management Inc., Second Lien Term Loan

8.000
%

3/25/21

693,333

688,133
(i)(j)

Total Health Care

1,083,869

Utilities — 0.3%

Electric Utilities — 0.3%

Panda Temple II Power LLC, New Term Loan B

7.250
%

4/3/19

118,248

109,970
(i)(j)

Panda Temple Power LLC, 2015 Term Loan B

7.250
%

3/4/22

982,500

874,425
(i)(j)

Total Utilities

984,395

Total Senior Loans (Cost — $8,999,778)

5,852,638

Sovereign Bonds — 12.5%

Argentina — 3.9%

City of Buenos Aires Argentina, Senior Notes

7.500
%

6/1/27

1,240,000

1,271,000
(a)

Provincia de Buenos Aires, Senior Notes

9.125
%

3/16/24

2,310,000

2,519,055
(a)

Provincia de Buenos Aires, Senior Notes

7.875
%

6/15/27

3,960,000

3,915,252
(a)

Republic of Argentina, Senior Notes

7.500
%

4/22/26

1,800,000

1,894,500
(a)

Republic of Argentina, Senior Notes

8.280
%

12/31/33

2,635,831

2,826,929

Republic of Argentina, Senior Notes

7.625
%

4/22/46

980,000

982,450
(a)

Total Argentina

13,409,186

Brazil — 0.9%

Federative Republic of Brazil, Notes

10.000
%

1/1/23

5,800,000
BRL

1,681,073

Federative Republic of Brazil, Senior Notes

4.250
%

1/7/25

1,500,000

1,404,375

Total Brazil

3,085,448

Costa Rica — 0.2%

Republic of Costa Rica, Notes

7.000
%

4/4/44

710,000

651,510

 (a)

Dominican Republic — 0.4%

Dominican Republic, Senior Notes

6.850
%

1/27/45

1,640,000

1,557,541

 (a)

Ecuador — 1.0%

Republic of Ecuador, Senior Bonds

10.500
%

3/24/20

1,250,000

1,350,000
(a)

Republic of Ecuador, Senior Bonds

10.750
%

3/28/22

700,000

761,250
(a)

Republic of Ecuador, Senior Bonds

7.950
%

6/20/24

1,420,000

1,363,200
(c)

Total Ecuador

3,474,450

Ghana — 0.5%

Republic of Ghana, Bonds

10.750
%

10/14/30

1,490,000

1,769,882

 (a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

27

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Rate

Maturity Date

Face Amount†

Value

Indonesia — 0.5%

Republic of Indonesia, Senior Bonds

8.375
%

9/15/26

20,558,000,000
IDR

$

1,572,464

Republic of Indonesia, Senior Bonds

8.375
%

3/15/34

775,000,000
IDR

57,985

Total Indonesia

1,630,449

Ivory Coast — 0.2%

Republic of Cote D’Ivoire, Senior Bonds

5.750
%

12/31/32

891,000

828,039

 (c)

Russia — 2.0%

Russian Federal Bond, Bonds

8.150
%

2/3/27

220,000,000
RUB

3,585,388

Russian Foreign Bond — Eurobond, Senior Bonds

4.875
%

9/16/23

3,200,000

3,381,386
(a)

Total Russia

6,966,774

Sri Lanka — 0.1%

Republic of Sri Lanka, Senior Notes

6.250
%

7/27/21

490,000

499,092

 (c)

Turkey — 2.4%

Republic of Turkey, Senior Bonds

4.250
%

4/14/26

8,170,000

7,280,916

Republic of Turkey, Senior Notes

4.875
%

10/9/26

1,000,000

927,806

Total Turkey

8,208,722

Venezuela — 0.4%

Bolivarian Republic of Venezuela, Senior Bonds

8.250
%

10/13/24

1,000,000

470,000
(c)

Bolivarian Republic of Venezuela, Senior Notes

7.750
%

10/13/19

1,451,000

812,560
(c)

Total Venezuela

1,282,560

Total Sovereign Bonds (Cost — $43,949,443)

43,363,653

U.S. Government & Agency Obligations — 3.5%

U.S. Government Obligations — 3.5%

U.S. Treasury Bonds

2.250
%

8/15/46

1,750,000

1,471,505

U.S. Treasury Notes

1.375
%

4/30/21

1,500,000

1,471,669

U.S. Treasury Notes

1.125
%

8/31/21

3,640,000

3,517,507

U.S. Treasury Notes

1.125
%

9/30/21

1,000,000

964,610

U.S. Treasury Notes

1.625
%

5/15/26

4,000,000

3,730,704

U.S. Treasury Notes

2.000
%

11/15/26

1,000,000

962,285

  Total U.S. Government & Agency Obligations (Cost —
$12,492,971)

12,118,280

Shares

Common Stocks — 2.3%

Consumer Discretionary — 0.3%

Hotels, Restaurants & Leisure — 0.3%

Bossier Casino Venture Holdco Inc.

90,995

880,831
*(d)

Media — 0.0%

New Cotai LLC/New Cotai Capital Corp., Class B Shares

6

158,114
*

Total Consumer Discretionary

1,038,945

See Notes to Financial Statements.

28

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

Security

Rate

Shares

Value

Energy — 1.9%

Energy Equipment & Services — 1.0%

Hercules Offshore Inc.

24,992

$

28,241
*(d)

KCAD Holdings I Ltd.

395,216,044

3,477,901 *(d)

Total Energy Equipment & Services

3,506,142

Oil, Gas & Consumable Fuels — 0.9%

Magnum Hunter Resources Corp.

103,339

1,136,729 *

MWO Holdings LLC

670

761,475 *(d)

Pacific Exploration and Production Corp.

25,000

1,091,822 *(d)

Pacific Exploration and Production Corp.

4,627

188,296 *(d)

Total Oil, Gas & Consumable Fuels

3,178,322

Total Energy

6,684,464

Health Care — 0.1%

Health Care Providers & Services — 0.1%

Physiotherapy Associates Holdings Inc. (Escrow)

17,200

208,464
*(d)

Industrials — 0.0%

Marine — 0.0%

Tricer HoldCo, S.C.A.

58,644

79,169
*(d)

Road & Rail — 0.0%

Jack Cooper Enterprises Inc.

4,561

0
*(a)(d)(g)

Total Industrials

79,169

Materials — 0.0%

Metals & Mining — 0.0%

Mirabela Nickel Ltd.

512,776

0
*(d)(g)

Telecommunication Services — 0.0%

Diversified Telecommunication Services — 0.0%

World Access Inc.

10,212

6
*

Total Common Stocks (Cost — $9,798,978)

8,011,048

Convertible Preferred Stocks — 0.5%

Health Care — 0.5%

Pharmaceuticals — 0.5%

Allergan PLC (Cost — $1,858,229)

5.500
%

2,311

1,762,045

Preferred Stocks — 0.4%

Financials — 0.3%

Diversified Financial Services — 0.3%

Citigroup Capital XIII

7.257
%

41,875

1,081,212
(e)

Industrials — 0.1%

Marine — 0.1%

Tricer Tracking Preferred Equity Certificates

8.000
%

26,064,000

351,754
*(d)

Total Preferred Stocks (Cost — $3,223,254)

1,432,966

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

29

Schedule of investments (cont’d)

December 31, 2016

Western Asset Global High Yield Bond Fund

Security

Expiration Date

Contracts

Value

Purchased Options — 0.0%

  U.S. Dollar/Saudi Arabian Riyal, Call @
3.84 SAR (Cost — $212,095)

1/17/17

9,911,000

$

357

Warrants

Warrants — 0.0%

Hercules LLC (Cost — $0)

3/31/29

440

0
*(d)(g)

  Total Investments before Short-Term Investments (Cost —
$349,183,903)

341,126,311

Rate

Shares

Short-Term Investments — 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $915,099)

0.411
%

915,099

915,099

Total Investments — 98.3% (Cost — $350,099,002#)

342,041,410

Other Assets in Excess of Liabilities — 1.7%

6,001,941

Total Net Assets — 100.0%

$
348,043,351

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)
  Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the
United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)
Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)
The coupon payment on these securities is currently in default as of December 31, 2016.

(g)
Value is less than $1.

(h)
Security has no maturity date. The date shown represents the next call date.

(i)
  Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)
  Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#
Aggregate cost for federal income tax purposes is $350,863,225.

Abbreviations used in this schedule:

BRL

— Brazilian Real

EUR

— Euro

GBP

— British Pound

See Notes to Financial Statements.

30

Western Asset Global High Yield Bond Fund 2016 Annual Report

Western Asset Global High Yield Bond Fund

  Abbreviations used
in this schedule: (cont’d)

IDR

— Indonesian Rupiah

OJSC

— Open Joint Stock Company

RUB

— Russian Ruble

SAR

— Saudi Arabian Riyal

Summary of Investments by Country**
(unaudited)

United States

55.2
%

Brazil

7.2

United Kingdom

6.4

Argentina

4.7

Russia

4.1

Netherlands

2.8

Turkey

2.4

Canada

2.4

France

1.8

Italy

1.6

Luxembourg

1.5

Indonesia

1.4

Mexico

1.4

Colombia

1.2

Germany

1.1

Ecuador

1.0

Venezuela

0.9

Ghana

0.5

Dominican Republic

0.5

Peru

0.2

Ivory Coast

0.2

China

0.2

Ireland

0.2

Costa Rica

0.2

Jamaica

0.2

Sri Lanka

0.1

Norway

0.1

New Zealand

0.1

Bahamas

0.1

Australia

0.0
‡

Short-Term Investments

0.3

100.0
%

**
As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2016 and are subject to change.

‡
Represents less than 0.1%.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

31

Statement of assets and liabilities

December 31, 2016

Assets:

Investments, at value (Cost — $350,099,002)

$
342,041,410

Foreign currency, at value (Cost — $352,623)

293,105

Cash

17,307

Interest receivable

5,767,104

Receivable for securities sold

873,141

Receivable for Fund shares sold

251,107

Unrealized appreciation on forward foreign currency contracts

225,314

Prepaid expenses

60,228

Total Assets

349,528,716

Liabilities:

Payable for Fund shares repurchased

878,817

Investment management fee payable

204,463

Distributions payable

81,465

Service and/or distribution fees payable

65,966

Unrealized depreciation on forward foreign currency contracts

65,063

Trustees’ fees payable

1,000

Accrued expenses

188,591

Total Liabilities

1,485,365

Total Net Assets

$
348,043,351

Net Assets:

Par value (Note 7)

$
549

Paid-in capital in excess of par value

510,018,537

Overdistributed net investment income

(629,626)

  Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions

(153,386,128)

Net unrealized depreciation on investments and foreign currencies

(7,959,981)

Total Net Assets

$
348,043,351

See Notes to Financial Statements.

32

Western Asset Global High Yield Bond Fund 2016 Annual Report

Net Assets:

Class A

$161,860,164

Class C

$6,827,589

Class C1

$41,128,044

Class I

$35,702,038

Class IS

$102,525,516

Shares Outstanding:

Class A

25,557,239

Class C

1,076,552

Class C1

6,423,152

Class I

5,640,397

Class IS

16,203,636

Net Asset Value:

Class A (and redemption price)

$6.33

Class C*

$6.34

Class C1*

$6.40

Class I (and redemption price)

$6.33

Class IS (and redemption price)

$6.33

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 4.25%)

$6.61

*
Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial
Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

33

Statement of operations

For the Year Ended December 31, 2016

Investment Income:

Interest

$
25,753,213

Dividends

262,897

Less: Foreign taxes withheld

(4,528)

Total Investment Income

26,011,582

Expenses:

Investment management fee (Note 2)

2,352,177

Service and/or distribution fees (Notes 2 and 5)

782,577

Transfer agent fees (Note 5)

254,479

Registration fees

92,217

Audit and tax fees

44,689

Shareholder reports

42,226

Legal fees

34,567

Fund accounting fees

31,958

Custody fees

15,097

Trustees’ fees

6,538

Insurance

6,065

Commitment fees (Note 8)

3,826

Miscellaneous expenses

16,602

Total Expenses

3,683,018

Net Investment Income

22,328,564

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1,
3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

(24,176,978)

Futures contracts

1,594,296

Swap contracts

(360,703)

Foreign currency transactions

2,299,546

Net Realized Loss

(20,643,839)

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

48,093,194

Futures contracts

(147,663)

Swap contracts

(31,741)

Foreign currencies

(1,062,621)

Change in Net Unrealized Appreciation (Depreciation)

46,851,169

Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions

26,207,330

Increase in Net Assets From Operations

$
48,535,894

See Notes to Financial
Statements.

34

Western Asset Global High Yield Bond Fund 2016 Annual Report

Statements of changes in net assets

For the Years Ended December 31,

2016

2015

Operations:

Net investment income

$
22,328,564

$
25,309,480

Net realized loss

(20,643,839)

(22,249,690)

Change in net unrealized appreciation (depreciation)

46,851,169

(25,199,193)

Increase (Decrease) in Net Assets From Operations

48,535,894

(22,139,403)

Distributions to Shareholders From (Notes 1 and 6):

Net investment income

(22,408,590)

(25,897,588)

  Decrease in Net Assets From Distributions to
Shareholders

(22,408,590)

(25,897,588)

Fund Share Transactions (Note 7):

Net proceeds from sale of shares

67,519,687

74,253,754

Reinvestment of distributions

21,219,695

24,716,204

Cost of shares repurchased

(100,898,140)

(129,851,556)

Decrease in Net Assets From Fund Share Transactions

(12,158,758)

(30,881,598)

Increase (Decrease) in Net Assets

13,968,546

(78,918,589)

Net Assets:

Beginning of year

334,074,805

412,993,394

End of year*

$
348,043,351

$
334,074,805

  *Includes (overdistributed) undistributed net investment income, respectively, of:

$(629,626)

$582,465

See Notes to Financial
Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

35

Financial highlights

For a share of each class of
beneficial interest outstanding throughout each year ended December 31:

Class A Shares[1]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$5.85

$6.67

$7.28

$7.33

$6.65

Income (loss) from operations:

Net investment income

0.40

0.42

0.46

0.49

0.51

Net realized and unrealized gain (loss)

0.48

(0.81)

(0.60)

(0.04)

0.70

Total income (loss) from operations

0.88

(0.39)

(0.14)

0.45

1.21

Less distributions from:

Net investment income

(0.40)

(0.43)

(0.47)

(0.50)

(0.53)

Total distributions

(0.40)

(0.43)

(0.47)

(0.50)

(0.53)

Net asset value, end of year

$6.33

$5.85

$6.67

$7.28

$7.33

Total return[2]

15.74
%

(6.29)
%

(2.07)
%

6.16
%

18.88
%

Net assets, end of year (000s)

$161,860

$151,371

$190,870

$356,678

$370,419

Ratios to average net assets:

Gross expenses

1.15
%

1.13
%

1.14
%

1.13
%

1.09
%

Net expenses

1.15

1.13

1.14

1.13

1.09

Net investment income

6.59

6.45

6.33

6.66

7.30

Portfolio turnover rate

99
%

71
%

62
%

81
%

76
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

See Notes to Financial Statements.

36

Western Asset Global High Yield Bond Fund 2016 Annual Report

For a share of each class of
beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares[1]

2016

2015

2014

2013

2012[2]

Net asset value, beginning of year

$5.86

$6.67

$7.28

$7.34

$7.02

Income (loss) from operations:

Net investment income

0.36

0.37

0.40

0.43

0.19

Net realized and unrealized gain (loss)

0.48

(0.80)

(0.59)

(0.05)

0.33

Total income (loss) from operations

0.84

(0.43)

(0.19)

0.38

0.52

Less distributions from:

Net investment income

(0.36)

(0.38)

(0.42)

(0.44)

(0.20)

Total distributions

(0.36)

(0.38)

(0.42)

(0.44)

(0.20)

Net asset value, end of year

$6.34

$5.86

$6.67

$7.28

$7.34

Total return[3]

14.75
%

(6.77)
%

(2.94)
%

5.33
%

7.46
%

Net assets, end of year (000s)

$6,828

$6,583

$10,243

$8,424

$2,391

Ratios to average net assets:

Gross expenses

1.85
%

1.82
%

1.90
%

1.93
%

1.77
%[4]

Net expenses[5]

1.85

1.82

1.90

1.92
[6]

1.77
[4]

Net investment income

5.89

5.76

5.59

5.83

6.32
[4]

Portfolio turnover rate

99
%

71
%

62
%

81
%

76
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the period August 1, 2012 (inception date) to December 31, 2012.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

37

Financial highlights (cont’d)

For a share of each class of
beneficial interest outstanding throughout each year ended December 31:

Class C1 Shares[1,2]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$5.92

$6.74

$7.36

$7.41

$6.72

Income (loss) from operations:

Net investment income

0.38

0.39

0.43

0.46

0.48

Net realized and unrealized gain (loss)

0.48

(0.81)

(0.61)

(0.04)

0.71

Total income (loss) from operations

0.86

(0.42)

(0.18)

0.42

1.19

Less distributions from:

Net investment income

(0.38)

(0.40)

(0.44)

(0.47)

(0.50)

Total distributions

(0.38)

(0.40)

(0.44)

(0.47)

(0.50)

Net asset value, end of year

$6.40

$5.92

$6.74

$7.36

$7.41

Total return[3]

15.09
%

(6.60)
%

(2.58)
%

5.67
%

18.26
%

Net assets, end of year (000s)

$41,128

$44,474

$59,395

$73,403

$91,626

Ratios to average net assets:

Gross expenses

1.63
%

1.61
%

1.61
%

1.61
%

1.66
%

Net expenses

1.63

1.61

1.61

1.61

1.66

Net investment income

6.13

5.97

5.87

6.19

6.75

Portfolio turnover rate

99
%

71
%

62
%

81
%

76
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

See Notes to Financial Statements.

38

Western Asset Global High Yield Bond Fund 2016 Annual Report

For a share of each class of
beneficial interest outstanding throughout each year ended December 31:

Class I Shares[1]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$5.85

$6.66

$7.27

$7.33

$6.64

Income (loss) from operations:

Net investment income

0.42

0.43

0.48

0.51

0.53

Net realized and unrealized gain (loss)

0.48

(0.80)

(0.60)

(0.05)

0.71

Total income (loss) from operations

0.90

(0.37)

(0.12)

0.46

1.24

Less distributions from:

Net investment income

(0.42)

(0.44)

(0.49)

(0.52)

(0.55)

Total distributions

(0.42)

(0.44)

(0.49)

(0.52)

(0.55)

Net asset value, end of year

$6.33

$5.85

$6.66

$7.27

$7.33

Total return[2]

15.87
%

(5.92)
%

(1.93)
%

6.43
%

19.35
%

Net assets, end of year (000s)

$35,702

$37,193

$52,168

$53,092

$51,662

Ratios to average net assets:

Gross expenses

0.88
%

0.89
%

0.85
%

0.89
%

0.85
%

Net expenses[3]

0.88

0.89

0.85

0.88
[4]

0.85

Net investment income

6.87

6.69

6.63

6.91

7.58

Portfolio turnover rate

99
%

71
%

62
%

81
%

76
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.
Prior to August 1, 2012, the expense limitation did not exceed 1.10%.

[4]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

39

Financial highlights (cont’d)

For a share of each class of
beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class IS Shares[1]

2016

2015

2014

2013

2012[2]

Net asset value, beginning of year

$5.85

$6.66

$7.27

$7.33

$7.08

Income (loss) from operations:

Net investment income

0.42

0.44

0.48

0.51

0.17

Net realized and unrealized gain (loss)

0.48

(0.80)

(0.59)

(0.05)

0.26

Total income (loss) from operations

0.90

(0.36)

(0.11)

0.46

0.43

Less distributions from:

Net investment income

(0.42)

(0.45)

(0.50)

(0.52)

(0.18)

Total distributions

(0.42)

(0.45)

(0.50)

(0.52)

(0.18)

Net asset value, end of year

$6.33

$5.85

$6.66

$7.27

$7.33

Total return[3]

15.97
%

(5.81)
%

(1.86)
%

6.53
%

6.19
%

Net assets, end of year (000s)

$102,526

$91,473

$95,171

$95,337

$91,175

Ratios to average net assets:

Gross expenses

0.79
%

0.78
%

0.78
%

0.78
%

0.76
%[4]

Net expenses[5]

0.79

0.78

0.78

0.78

0.76
[4]

Net investment income

6.94

6.81

6.71

7.01

7.38
[4]

Portfolio turnover rate

99
%

71
%

62
%

81
%

76
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the period August 31, 2012 (inception date) to December 31, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

40

Western Asset Global High Yield Bond Fund 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the
“Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for
fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern
Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Global High Yield Bond Fund 2016 Annual Report

41

Notes to financial statements (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing
methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The
Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The
Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

42

Western Asset Global High Yield Bond Fund 2016 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Long-term investments†:

Corporate bonds & notes:

Consumer discretionary

—

$
52,883,534

$
1,495,452

$
54,378,986

Energy

—

53,445,324

0
*

53,445,324

Materials

—

31,244,088

0
*

31,244,088

Other corporate bonds & notes

—

127,642,038

—

127,642,038

Collateralized mortgage obligations

—

1,356,243

—

1,356,243

Convertible bonds & notes

—

518,645

—

518,645

Senior loans:

Consumer discretionary

—

523,476

736,475

1,259,951

Energy

—

611,567

1,103,812

1,715,379

Utilities

—

109,970

874,425

984,395

Other senior loans

—

1,892,913

—

1,892,913

Sovereign bonds

—

43,363,653

—

43,363,653

U.S. government & agency obligations

—

12,118,280

—

12,118,280

Common stocks:

Consumer discretionary

—

—

1,038,945

1,038,945

Energy

$
1,136,729

1,120,063

4,427,672

6,684,464

Health care

—

—

208,464

208,464

Industrials

—

—

79,169

79,169

Materials

—

—

0
*

0
*

Telecommunication services

6

—

—

6

Convertible preferred stocks

1,762,045

—

—

1,762,045

Preferred stocks:

Financials

1,081,212

—

—

1,081,212

Industrials

—

—

351,754

351,754

Purchased options

—

357

—

357

Warrants

—

—

0
*

0
*

Total long-term investments

$
3,979,992

$
326,830,151

$
10,316,168

$
341,126,311

Short-term investments†

915,099

—

—

915,099

Total investments

$
4,895,091

$
326,830,151

$
10,316,168

$
342,041,410

Other financial instruments:

Forward foreign currency contracts

—

225,314

—

225,314

Total

$
4,895,091

$
327,055,465

$
10,316,168

$
342,266,724

Western Asset Global High Yield Bond Fund 2016 Annual Report

43

Notes to financial statements (cont’d)

LIABILITIES

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Forward foreign currency contracts

—

$
65,063

—

$
65,063

†
See Schedule of Investments for additional detailed categorizations.

*
Amount represents less than $1.

The following is a reconciliation
of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds & Notes

Investments in Securities

Consumer Discretionary

Energy

Materials

Balance as of December 31, 2015

$
1,729,574

—

$
0
*

Accrued premiums/discounts

36,933

—

—

Realized gain (loss)[1]

16,230

—

—

Change in unrealized appreciation (depreciation)[2]

99,252

—

(19)

Purchases

196,060

$
0
*

19

Sales

(582,597)

—

—

Transfers into Level 3

—

—

—

Transfers out of Level 3

—

—

—

Balance as of December 31, 2016

$
1,495,452

$
0
*

$
0
*

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[2]

$
99,252

—

(19)

Senior Loans

Investments in Securities (cont’d)

Consumer Discretionary

Consumer Staples

Energy

Health Care

Utilities

Balance as of December 31, 2015

$
1,382,603

$
571,300

$
1,293,575

$
759,782

$
818,813

Accrued premiums/discounts

11,040

1,023

12,686

1,096

2,398

Realized gain (loss)[1]

545

3,630

(130,722)

866

168

Change in unrealized appreciation (depreciation)[2]

(127,037)

4,047

357,353

60,640

63,046

Purchases

—

—

2,180,661

—

—

Sales

(7,200)

(580,000)

(2,609,741)

(426,649)

(10,000)

Transfers into Level 3

—

—

—

—

—

Transfers out of Level 3[3]

(523,476)

—

—

(395,735)

—

Balance as of December 31, 2016

$
736,475

—

$
1,103,812

—

$
874,425

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[2]

$
(160,660)

—

$
357,678

—

$
63,046

44

Western Asset Global High Yield Bond Fund 2016 Annual Report

Common Stocks

Preferred Stocks

Investments in Securities (cont’d)

Consumer Discretionary

Energy

Health Care

Industrials

Materials

Industrials

Warrants

Total

Balance as of December 31, 2015

$
185,521

$
1,387,603

$
1,427,600

$
521,283

$
31,014

—

—

$
10,108,668

Accrued premiums/discounts

—

—

—

—

—

—

—

65,176

Realized gain (loss)[1]

—

(264)

465,102

—

—

—

—

355,555

Change in unrealized appreciation (depreciation)[2]

853,424

1,387,158

54,457

1,688,267

(31,014)

$
(1,778,627)

—

2,630,947

Purchases

—

1,653,201

142,927

479,420

—

2,130,381

$
0
*

6,782,669

Sales

—

(26)

(1,881,622)

(2,609,801)

—

—

—

(8,707,636)

Transfers into Level 3

—

—

—

—

—

—

—

—

Transfers out of Level 3[3]

—

—

—

—

—

—

—

(919,211)

Balance as of December 31, 2016

$
1,038,945

$
4,427,672

$
208,464

$
79,169

$
0
*

$
351,754

$
0
*

$
10,316,168

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[2]

$
853,424

$
1,387,158

$
65,537

$
(400,251)

$
(31,014)

$
(1,778,627)

—

$
455,524

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*
Amount represents less than $1.

[1]
This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
  Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table
summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

Fair Value at 12/31/16 (000’s)

Valuation Technique(s)

Unobservable Input(s)

Range/Weighted Average

Impact to Valuation from an Increase in Input*

Common Stock

$
3,478

Market Approach

Enterprise Value Multiple Based   Upon
Revenue, Assets, EBITDA

0.92-12.30
x

Increase

Liquidity Discount

19.23
%

Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Western Asset Global High Yield Bond Fund 2016 Annual Report

45

Notes to financial statements (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)
Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering
into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments
(‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

46

Western Asset Global High Yield Bond Fund 2016 Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency
translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest
in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the
borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset Global High Yield Bond Fund 2016 Annual Report

47

Notes to financial statements (cont’d)

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Swap
agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the
Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and
Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the
event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2016, the Fund did not hold any credit default swaps to sell protection.

48

Western Asset Global High Yield Bond Fund 2016 Annual Report

For average notional amounts of swaps held during the year ended December 31, 2016, see Note 4.

Credit default swaps

The Fund
enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

Western Asset Global High Yield Bond Fund 2016 Annual Report

49

Notes to financial statements (cont’d)

Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering
into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Credit and market
risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s
investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by

50

Western Asset Global High Yield Bond Fund 2016 Annual Report

(i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of
its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of
Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of December 31, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $65,063. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment
income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the
Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders.
Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

Western Asset Global High Yield Bond Fund 2016 Annual Report

51

Notes to financial statements (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class
accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class.
Fees relating to a specific class are charged directly to that share class.

(o)
Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies.
Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the
Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign
tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Overdistributed Net Investment Income

Accumulated Net Realized Loss

Paid-in Capital

(a)

—

$
22,315,063

$
(22,315,063)

(b)

(1,132,065)

1,132,065

—

(a)
Reclassifications are due to the expiration of a capital loss carryfoward.

(b)

Reclassifications are due to foreign currency transactions treated as ordinary income for tax purposes, differences between book and tax amortization of premium on fixed income securities and book/tax differences in the treatment of swap contracts.

2. Investment management
agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager.
Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company

52

Western Asset Global High Yield Bond Fund 2016 Annual Report

Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.
(“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western
Asset Limited and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore monthly a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and
0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There was a contingent deferred sales charge
(“CDSC”) of 4.50% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC was incurred. Class C and Class C1 shares (formerly Class C shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Global High Yield Bond Fund 2016 Annual Report

53

Notes to financial statements (cont’d)

For the year ended December 31, 2016, LMIS and its affiliates retained sales charges of $39,155 on sales of the Fund’s
Class A shares. In addition, for the year ended December 31, 2016, CDSCs paid to LMIS and its affiliates were:

Class A

Class B1

Class C

Class C1

CDSCs

$
238

$
21

$
516

$
3

[1]
On April 29, 2016, the Fund converted its Class B shares into Class A shares.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended
December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

Investments

U.S. Government & Agency Obligations

Purchases

$
274,447,105

$
49,649,260

Sales

273,962,291

61,462,126

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
16,316,652

Gross unrealized depreciation

(25,138,467)

Net unrealized depreciation

$
(8,821,815)

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased

  Currency
Sold

Counterparty

Settlement Date

Unrealized Appreciation (Depreciation)

EUR

120,000

USD

127,968

Citibank N.A.

1/20/17

$
(1,535)

USD

574,794

EUR

512,102

Citibank N.A.

1/20/17

35,237

GBP

90,000

USD

110,686

BNP Paribas

2/13/17

344

USD

375,673

GBP

306,233

BNP Paribas

2/13/17

(2,115)

EUR

929,381

USD

1,033,119

Citibank N.A.

2/13/17

(52,875)

USD

117,408

EUR

110,000

Citibank N.A.

2/13/17

1,388

USD

2,633,511

GBP

2,108,632

Citibank N.A.

2/13/17

32,171

EUR

920,000

USD

978,887

Goldman Sachs Group Inc.

2/13/17

(8,538)

USD

2,864,225

EUR

2,572,755

Goldman Sachs Group Inc.

2/13/17

150,669

USD

4,729,047

GBP

3,828,878

UBS AG

2/13/17

5,505

Total

$
160,251

Abbreviations used in this table:

EUR

— Euro

GBP

— British Pound

USD

— United States Dollar

54

Western Asset Global High Yield Bond Fund 2016 Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and
Liabilities at December 31, 2016.

ASSET
DERIVATIVES[1]

Foreign Exchange Risk

Purchased options[2]

$
357

Forward foreign currency contracts

225,314

Total

$
225,671

LIABILITY
DERIVATIVES[1]

Foreign Exchange Risk

Forward foreign currency contracts

$
65,063

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]
Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended
December 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Foreign Exchange Risk

Credit Risk

Total

Futures contracts

$
1,499,348

$
94,948

—

$
1,594,296

Swap contracts

—

—

$
(360,703)

(360,703)

Forward foreign currency contracts[1]

—

2,331,041

—

2,331,041

Total

$
1,499,348

$
2,425,989

$
(360,703)

$
3,564,634

[1]
  Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of
Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Foreign Exchange Risk

Credit Risk

Total

Purchased options[1]

—

$
(211,738)

—

$
(211,738)

Futures contracts

$
(138,395)

(9,268)

—

(147,663)

Swap contracts

—

—

$
(31,741)

(31,741)

Forward foreign currency contracts[2]

—

(1,077,392)

—

(1,077,392)

Total

$
(138,395)

$
(1,298,398)

$
(31,741)

$
(1,468,534)

[1]
  The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation
(depreciation) from foreign currencies in the Statement of Operations.

Western Asset Global High Yield Bond Fund 2016 Annual Report

55

Notes to financial statements (cont’d)

During the year ended December 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value

Purchased options

$
46,580

Futures contracts (to buy)†

6,160,817

Futures contracts (to sell)†

1,772,373

Forward foreign currency contracts (to buy)

5,682,003

Forward foreign currency contracts (to sell)

30,600,433

Average Notional Balance

Credit default swap contracts (to buy protection)†

$
287,692

Credit default swap contracts (to sell protection)†

633,462

†
At December 31, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at December 31, 2016:

Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]

Collateral Received

Net Amount

Purchased options[2]

$
357

—

$
357

Forward foreign currency contracts

225,314

—

225,314

Total

$
225,671

—

$
225,671

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at December 31, 2016:

Gross Amount of Derivative Liabilities in the Statement
of Assets and Liabilities[1]

Collateral Pledged

Net Amount

Forward foreign currency contracts

$
65,063

—

$
65,063

[1]
  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]
Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its
Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25%, 0.75%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2016, class specific expenses were as follows:

Service and/or Distribution Fees

Transfer Agent Fees

Class A

$
392,381

$
175,085

Class B1

7,030

3,793

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Western Asset Global High Yield Bond Fund 2016 Annual Report

Service and/or Distribution Fees

Transfer Agent Fees

Class C

$
64,650

$
3,864

Class C1

318,516

39,680

Class I

—

31,888

Class IS

—

169

Total

$
782,577

$
254,479

[1]
On April 29, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

Year Ended December 31, 2016

Year Ended December 31, 2015

Net Investment Income:

Class A

$
10,378,311

$
11,751,366

Class B1

59,308

249,835

Class C

382,551

555,437

Class C1

2,611,322

3,320,765

Class I

2,429,792

3,321,189

Class IS

6,547,306

6,698,996

Total

$
22,408,590

$
25,897,588

[1]
On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At
December 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Year Ended December 31, 2016

Year Ended December 31, 2015

Shares

Amount

Shares

Amount

Class A

Shares sold

6,215,184

$
37,720,564

5,277,927

$
34,207,374

Shares issued on reinvestment

1,585,685

9,654,942

1,725,110

11,094,378

Shares repurchased

(8,099,502)

(49,256,498)

(9,777,422)

(63,221,279)

Net decrease

(298,633)

$
(1,880,992)

(2,774,385)

$
(17,919,527)

Class B1

Shares sold

6,557

$
41,623

3,397

$
22,108

Shares issued on reinvestment

6,778

39,066

34,582

224,338

Shares repurchased

(519,601)

(3,130,543)

(299,498)

(1,944,394)

Net decrease

(506,266)

$
(3,049,854)

(261,519)

$
(1,697,948)

Western Asset Global High Yield Bond Fund 2016 Annual Report

57

Notes to financial statements (cont’d)

Year Ended December 31, 2016

Year Ended December 31, 2015

Shares

Amount

Shares

Amount

Class C

Shares sold

155,737

$
963,316

273,270

$
1,798,509

Shares issued on reinvestment

59,173

360,528

81,609

526,960

Shares repurchased

(261,911)

(1,567,379)

(766,470)

(4,924,465)

Net decrease

(47,001)

$
(243,535)

(411,591)

$
(2,598,996)

Class C1

Shares sold

27,324

$
185,370

75,912

$
500,603

Shares issued on reinvestment

385,343

2,367,521

466,407

3,032,520

Shares repurchased

(1,503,670)

(9,178,633)

(1,840,596)

(11,889,305)

Net decrease

(1,091,003)

$
(6,625,742)

(1,298,277)

$
(8,356,182)

Class I

Shares sold

1,943,594

$
11,775,151

3,487,696

$
22,474,207

Shares issued on reinvestment

370,233

2,250,335

487,926

3,139,012

Shares repurchased

(3,029,951)

(18,078,216)

(5,448,611)

(34,702,249)

Net decrease

(716,124)

$
(4,052,730)

(1,472,989)

$
(9,089,030)

Class IS

Shares sold

2,782,291

$
16,833,663

2,344,813

$
15,250,953

Shares issued on reinvestment

1,076,083

6,547,303

1,045,008

6,698,996

Shares repurchased

(3,289,590)

(19,686,871)

(2,039,911)

(13,169,864)

Net increase

568,784

$
3,694,095

1,349,910

$
8,780,085

[1]

On April 29, 2016, the Fund converted 470,646 Class B shares into 475,915 Class A shares, valued at $2,860,252. These amounts are reflected in
Class A shares sold and Class B shares repurchased, respectively.

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income
Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the year ended December 31, 2016, the Fund incurred a commitment fee in the amount of $3,826. The Fund did not utilize the Redemption Facility during the year ended December 31, 2016.

58

Western Asset Global High Yield Bond Fund 2016 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

2016

2015

Distributions paid from:

Ordinary income

$
22,408,590

$
25,897,588

As of December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Deferred capital losses*

$
(41,449,526)

Capital loss carryforward**

(111,160,237)

Other book/tax temporary differences(a)

(641,768)

Unrealized appreciation (depreciation)(b)

(8,724,204)

Total accumulated earnings (losses) — net

$
(161,975,735)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

**
As of December 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration

Amount

12/31/2017

$
(104,311,063
)

12/31/2018

(6,849,174
)

$
(111,160,237
)

These amounts will be available to offset any future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premiums on fixed income securities.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange
Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Western Asset Global High Yield Bond Fund 2016 Annual Report

59

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Income Trust:

We have
audited the accompanying statement of assets and liabilities of Western Asset Global High Yield Bond Fund (the “Fund”), a series of Legg Mason Partners Income Trust, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western
Asset Global High Yield Bond Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 21, 2017

60

Western Asset Global High Yield Bond Fund 2016 Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on
November 7-8, 2016, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Global High Yield Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory
Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory
Agreements”) between the Subadviser and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. (Singapore) (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory
Agreements and was given the opportunity to ask questions and request additional information from management. Throughout the year the Board had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreements. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval
of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate
independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the
Management Agreement and the Sub-Advisory Agreements.

Western Asset Global High Yield Bond Fund

61

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements
in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each
Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management
Agreement and Sub-Advisory Agreements was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the
Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the
Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and
Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

62

Western Asset Global High Yield Bond Fund

The Board reviewed the qualifications,
backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason,
Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds
(the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2016 was below the median. The Board noted the explanations from the Manager and Western Asset Management Company concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in

Western Asset Global High Yield Bond Fund

63

Board approval of management and subadvisory agreements (unaudited) (cont’d)

place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the
Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board
the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail front-end load funds (including the Fund) classified as high yield funds and chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the
Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2018.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and
considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

64

Western Asset Global High Yield Bond Fund

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board took into account the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset Global High Yield Bond Fund

65

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Global High Yield Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent
Trustees†:

Elliott J. Berv

Year of birth

1943

Position(s) with Trust

Trustee and Chairman

Term of office[1] and length of time served[2]

Since 1989 (Chairman of the Board since 2016)

Principal occupation(s) during past five years

President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media)
(2000 to 2005)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

Jane F. Dasher

Year of birth

1949

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1999

Principal occupation(s) during past five years

Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since
1997)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

Mark T. Finn

Year of birth

1943

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc.
(investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

66

Western Asset Global High Yield Bond Fund

Independent Trustees
cont’d

Stephen R. Gross

Year of birth

1947

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1986

Principal occupation(s) during past five years

Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

Richard E. Hanson, Jr.

Year of birth

1941

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1985

Principal occupation(s) during past five years

Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

Diana R. Harrington

Year of birth

1940

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

Susan M. Heilbron

Year of birth

1945

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The
Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director,
Alexander’s Inc. (department store) (1987 to 1990)

Western Asset Global High Yield Bond Fund

67

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees
cont’d

Susan B. Kerley

Year of birth

1951

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment
Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten

Year of birth

1941

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since
2005); formerly, Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit

Year of birth

1942

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee

50

Other board memberships held by Trustee during past five years

None

68

Western Asset Global High Yield Bond Fund

Interested Trustee and
Officer:

Jane Trust, CFA[3]

Year of birth

1962

Position(s) with Trust

Trustee, President, and Chief Executive Officer

Term of office[1] and length of time served[2]

Since 2015

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 156 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC
(formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)

Number of funds in fund complex overseen by Trustee

149

Other board memberships held by Trustee during past five years

None

Additional
Officers:

  Ted P. Becker
 Legg
Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Chief Compliance Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg
Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

  Susan Kerr    Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1949

Position(s) with Trust

Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]

Since 2013

Principal occupation(s) during past five years

Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering
Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML
Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to
2008)

Western Asset Global High Yield Bond Fund

69

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
cont’d

  Jenna Bailey    Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1978

Position(s) with Trust

Identity Theft Prevention Officer

Term of office[1] and length of time served[2]

Since 2015

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of
Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to
2011)

  Robert I. Frenkel    Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1954

Position(s) with Trust

Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason
& Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to
2006)

  Thomas C. Mandia    Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1962

Position(s) with Trust

Assistant Secretary

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”)
(since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

70

Western Asset Global High Yield Bond Fund

Additional Officers
cont’d

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202

Year of birth

1970

Position(s) with Trust

Principal Financial Officer and Treasurer

Term of office[1] and length of time served[2]

Since 2011 and since 2017

Principal occupation(s) during past five years

Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since
2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment
Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

  Jeanne M. Kelly    Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Senior Vice President

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA
(since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to
2015)

†
Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940
Act”).

[1]
  Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]
  Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]
  Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Global High Yield Bond Fund

71

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2016:

Record date:

Daily

Daily

Daily

Payable date:

2/1/2016

2/29/2016

March 2016 - December 2016

Ordinary income:

Qualified dividend income for individuals

1.40
%

1.52
%

1.52
%

Dividends qualifying for the dividends

received deduction for corporations

1.33
%

1.26
%

1.26
%

Interest from federal obligations

0.89
%

0.89
%

0.89
%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

72

Western Asset Global High Yield Bond Fund

Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company
Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

BNY
Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg
Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s
Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and
(3) on the SEC’s website at www.sec.gov.

This report is submitted
for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’
behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive
to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to
you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010736 2/17 SR17-2994

ITEM 2.
CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has
determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,”
and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate
fees billed in the last two fiscal years ending December 31, 2015 and December 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $177,188 in 2015 and $175,895 in
2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $0 in 2016.

(c) Tax
Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $14,750 in 2015 and $14,910 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and
(iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the
Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Legg Mason Partners Income Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners
Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph
(c) (7) of Rule 2-01 of Regulation S-X.

(1) The
Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit

services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit
services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to:
Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to
Legg Mason Partners Income Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Income Trust’s Audit
Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)
The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard
E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B.
Kerley

Alan G. Merten

R.
Richardson Pettit

b)
Not applicable

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities
Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this
Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

February 24, 2017

By:

/s/ Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date:

February 24, 2017